Prepaid Expenses - Summary of Prepaid Expenses (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of prepaid expenses [abstract]
Incremental costs of obtaining contracts	₩ 1,577,992
Others	191,567		₩ 197,046
Current prepaid expenses	1,769,559	₩ 1,892,750	197,046
Incremental costs of obtaining contracts	799,607
Others	95,665		90,834
Noncurrent prepayments	₩ 895,272	₩ 784,227	₩ 90,834